Cash dividend (Details Textual) $ / shares in Units, HKD in Thousands									12 Months Ended
	Oct. 11, 2016 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Mar. 22, 2016 USD ($) $ / shares shares	Aug. 06, 2015 USD ($) $ / shares shares	May 12, 2015 USD ($) $ / shares shares	Apr. 09, 2015 USD ($) $ / shares shares	Aug. 11, 2014 USD ($) $ / shares shares	Apr. 10, 2014 USD ($) $ / shares shares	Dec. 31, 2016 HKD shares	Dec. 31, 2015 HKD shares	Dec. 31, 2014 HKD
Common Stock, Shares, Outstanding									12,938,128	12,938,128
Payments Of Dividends, Common Stock | HKD									HKD 837,614	HKD (22,899)	HKD 30,275
Dividend Declared [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 8.0	$ 0.10	$ 0.20	$ 0.10	$ 0.90	$ 0.20	$ 0.10	$ 0.20
Common Stock, Shares, Outstanding	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128	12,938,128
Payments Of Dividends, Common Stock | $	$ 103,505,024	$ 1,293,821.80	$ 2,587,625.60	$ 1,293,812.80	$ 11,644,315.20	$ 2,587,625.60	$ 1,293,812.80	$ 2,587,625.60